Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 17, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Stock issued during period, value, restricted stock awards
Related party transaction, amount of transaction	$ 50,000
Snoop Dogg [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, value, restricted stock awards	1,857,154
Cordell Broadus [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, value, restricted stock awards	247,615
Boss Lady Entertainment [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, value, restricted stock awards	247,615
SMAC Entertainment [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during period, value, restricted stock awards	$ 247,615